CAPITAL STOCK	12 Months Ended
Dec. 31, 2017
CAPITAL STOCK.
CAPITAL STOCK

19.  CAPITAL STOCK

The details of capital stock are as follows:

	2016
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	7,000,589,980	7.07	350
Commissioners (Note 1b):
Hendri Saparini	414,157	0	0
Dolfie Othniel Fredric Palit	372,741	0	0
Hadiyanto	875,297	0	0
Directors (Note 1b):
Alex Janangkih Sinaga	920,349	0	0
Indra Utoyo	1,972,644	0	0
Honesti Basyir	1,945,644	0	0
Herdy Rosadi Harman	828,012	0	0
Abdus Somad Arief	828,314	0	0
Dian Rachmawan	888,854	0	0
Public (individually less than 5%)	40,450,227,048	40.84	2,023
Total	99,062,216,600	100.00	4,953
Treasury stock (Note 21)	1,737,779,800	0	87
Total	100,799,996,400	100.00	5,040

	2017
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,560	52.09	2,580
The Bank of New York Mellon Corporation*	6,078,374,280	6.14	304
Commissioners (Note 1b):
Hendri Saparini	414,157	0	0
Hadiyanto	875,297	0	0
Rinaldi Firmansyah	147,100	0	0
Directors (Note 1b):
Alex Janangkih Sinaga	920,349	0	0
Herdy Rosadi Harman	828,012	0	0
Abdus Somad Arief	828,314	0	0
Dian Rachmawan	888,854	0	0
Public (individually less than 5%)	41,376,586,676	41.77	2,069
Total	99,062,216,600	100.00	4,953
Treasury stock (Note 21)	1,737,779,800	0	87
Total	100,799,996,400	100.00	5,040

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs.

The Company issued only 1 Series A Dwiwarna share which is held by the Government and can not be transferred to any party, and has a veto in the General Meeting of Stockholders of the Company with respect to election and removal from the Boards of Commissioners and Directors, issuance of new shares, and amendments of the Company’s Articles of Association.

Pursuant to the AGM of Stockholders of the Company as stated in notarial deed No. 26 dated April 17, 2015 of Ashoya Ratam, S.H., M.Kn., the Company’s stockholders approved the distribution of cash dividend and special cash dividend for 2014 amounting to Rp7,319 billion (Rp74.55 per share) and Rp1,464 billion (Rp14.91 per share), respectively. On May 21, 2015, the Company paid the cash dividend and special cash dividend totalling Rp8,783 billion.

Pursuant to the AGM of Stockholders of the Company as stated in notarial deed No. 50 dated April 22, 2016 of Ashoya Ratam, S.H., M.Kn., the Company’s stockholders approved the distribution of cash dividend and special cash dividend for 2015 amounting to Rp7,744 billion (Rp78.86 per share) and Rp1,549 billion (Rp15.77 per share), respectively. On May 26, 2016, the Company paid the cash dividend and special cash dividend totalling Rp9,293 billion.

Pursuant to the AGM of Stockholders of the Company as stated in notarial deed No. 28 dated April 21, 2017 of Ashoya Ratam, S.H., M.Kn., the Company’s stockholders approved the distribution of cash dividend and special cash dividend for 2016 amounting to Rp11,611 billion (Rp117.21 per share) and Rp1,936 billion (Rp19.54 per share), respectively. The Company paid the cash dividend and special cash dividend on December 27, 2016 and May 26, 2017 amounted to Rp1,920 billion and Rp11,627 billion, respectively.